Acquisitions (Details 1) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Statement [Line Items]
Consideration in total fair value of acquired assets and liabilities	$ 517,875	$ 0
GameSquare Esports, Inc. [Member]
Statement [Line Items]
Consideration in cash	11,278,691
Consideration in accounts and other receivables	7,464,661
Consideration in prepaid expenses and other current assets	744,699
Consideration in investment at FVTPL	3,188,749
Consideration in property and equipment	128,823
Consideration in goodwill	25,600,499
Consideration in intangible - software	4,970,000
Consideration in intangible - brand name	3,170,000
Consideration in intangible customer relationships	9,610,000
Consideration in right-of-use assets	4,042
Consideration in accounts payable	(12,578,714)
Consideration in accrued liabilities	(2,840,322)
Consideration in players liability account	(47,455)
Consideration in deferred revenue	(1,195,429)
Consideration in promissory notes payable	(450,083)
Consideration in warrant liability	(153,275)
Consideration in arbitration reserve	(1,469,753)
Consideration in lease liabilities	(381,358)
Consideration in convertible debt	(7,111,333)
Consideration in government remittances	1,064,103
Consideration in restricted cash	47,455
Consideration in total fair value of acquired assets and liabilities	$ 41,044,000